Financial risk management	6 Months Ended
Jun. 30, 2026
Financial Risk Management [Abstract]
Financial risk management
6.	Financial risk management

(a)	Financial risk factors
The Group’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk, price risk and interest rate risk), credit risk and liquidity risk.
The Interim Financial Information does not include all financial risk management information and disclosures required in the annual financial statements, and should be read in conjunction with the 2025 Financial Statements.
There were no changes in any material risk management policies during the six months ended June 30, 2026.

(b)	Capital risk management
The Group’s objectives on managing capital are to safeguard the Group’s ability to continue as a going concern and support the sustainable growth of the Group in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to enhance shareholders’ value in the long term.
Capital refers to equity and external debts (including borrowings and notes payable). In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.
As at December 31, 2025 and June 30, 2026, the directors of the Company considers the risk of the Group’s capital structure is remote as the Group has a net cash position.

(c)	Fair value estimation
The table below analyzes the Group’s financial instruments carried at fair value as at June 30, 2026 by level of the inputs to valuation techniques used to measure fair value. Such inputs are categorized into three levels within a fair value hierarchy as follows:

•	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1);

•	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2); and

•	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).
As at June 30, 2026, the Group’s financial instruments carried at fair value comprised financial assets at fair value through other comprehensive income (Note 15) stated in the consolidated balance sheets measured at level 1 hierarchy with amount of RMB19,131 million (as at December 31, 2025: RMB26,217 million) and measured at level 3 hierarchy with amount of RMB16 million (as at December 31, 2025: RMB14 million), while other investments (Note 15) and short-term investment
(Note 15)
at level 3 fair value hierarchy with amount of RMB1,006 million (as at December 31, 2025: RMB386 million) and RMB123 million (as at December 31, 2025: nil), respectively.
The fair value of financial instruments traded in active markets is determined with reference to quoted market prices at the end of the reporting period. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. The quoted market price already incorporates the market’s assumptions with respect to changes in economic climate such as rising interest rates and inflation, as well as changes due to ESG risk. These instruments are included in level 1.
The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required for evaluating the fair value of a financial instrument are observable, the instrument is included in level 2. If one or more of the significant inputs are not based on observable market data, the instrument is included in level 3.

The Group has a team of personnel who performs valuation on these level 3 instruments for financial reporting purposes. The team adopts various valuation techniques to determine the fair value of the Group’s level 3 instruments. External valuation experts may also be involved and consulted when it is necessary.
The components of the level 3 instruments mainly include investments in unlisted companies classified as other investments. As these instruments are not traded in an active market, their fair value have been determined using various applicable valuation techniques, including discounted cash flows approach and comparable transactions approach, etc.
During the six months ended June 30, 2025 and 2026, there was no transfer between level 1, 2 and 3 for recurring fair value measurements.